Share Based Payments	12 Months Ended
Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE BASED PAYMENTS

15.	SHARE BASED PAYMENTS

(a)	Employee and Consultant Plans

At the Annual General Meeting held on November 17, 2004, the shareholders approved the establishment of employee and consultant plans designed to reward directors, employees and consultants for their contributions to the Company. The plans are to be used as a method of retaining key personnel for the growth and development of the Company. Due to Alterity’s U.S. presence, a U.S. plan (the 2018 ADS Plan) and an Australian plan (the 2004 ASX Plan) were developed.

At 30 June 2019 equity, had been issued to 4 Directors, 2 previous Directors, 2 Key Management Personnel, 11 employees and 7 consultants under the Australian Plan.

At 30 June 2018 equity, had been issued to 5 Directors, 2 Key Management Personnel, 11 employees and 9 consultants under the Australian Plan.

At 30 June 2017 equity, had been issued to 1 previous Director, while a Director, under the US plan and 5 Directors, 3 Key Management Personnel, 9 employees and 10 consultants under the Australian Plan.

At the 2004 Annual General Meeting, shareholders authorized the Company to issue in the aggregate up to 12 million ordinary shares under the two plans. This was increased to 22 million ordinary shares at the 2005 Annual General Meeting and further increased to 30 million ordinary shares at the 2007 Annual General Meeting, 45 million ordinary shares at the 2008 Annual General Meeting and 60 million ordinary shares at the 2009 Annual General Meeting. The Share Plan Committee, a sub-committee of the Remuneration Committee administers the two plans and is able to change the terms of the equity issued under them from the default terms.

Under the 2004 ADS Plan, the exercise price must equal or exceed the fair value of the ADS on the date the options are awarded. The option expiration date cannot exceed ten years from the date the options were awarded. The default vesting conditions are 25% per year on the date the options were awarded.

Under the 2004 ASX Plan, the exercise price must be equal or be less than the market value of the ordinary shares on ASX on the date of grant. The option expiration date cannot exceed ten years from the date the options were granted. The default vesting conditions are 25% per year on the date the options were granted.

Information with respect to the number of options granted under the 2004 ASX Plan as follows:

	Years Ended June 30,
	2019		2018		2017
	Number of Options	Weighted Average Exercise Price (A$)	Number of Options	Weighted Average Exercise Price (A$)	Number of Options	Weighted Average Exercise Price (A$)
Beginning of the year	25,216,490	0.19	26,826,063	0.29	19,395,582	0.38
Issued during the year	2,450,000	0.10	12,100,000	0.11	8,550,000	0.07
Exercised during the year	-		-	-	-	-
Expired during the year	(2,366,490)	0.87	(11,349,573)	0.31	(1,119,519)	0.25
Lapsed during the year			(2,360,000)	0.19	-	-

Outstanding at year end	25,300,000	0.12	25,216,490	0.19	26,826,063	0.29

Vested and Exercisable at year end	25,300,000	0.12	25,216,490	0.19	26,826,063	0.29

Options outstanding at the end of the year have the following expiry date and exercise prices:

			Exercise Price	Share options	Share options
Series	Grant Date	Expiry Date	$A	2019	2018
PBTAA	25 October 2013	24 October 2018	0.61	-	200,000
PBTAD	4 November 2013	3 November 2018	0.73	-	200,000
PBTAE	13 December 2013	11 December 2018	1.04	-	1,200,000
PBTAF	7 February 2014	5 February 2019	1.12	-	100,000
PBTAH	19 February 2015	18 February 2020	0.26	2,000,000	2,000,000
PBTAR	27 May 2015	25 May 2020	0.27	1,400,000	1,400,000
PBTAY	5 August 2013	4 August 2018	0.66	-	306,490
PBTAZ	2 October 2013	1 October 2018	0.66	-	360,000
PBTAS	7 June 2017	6 June 2022	0.07	7,350,000	7,350,000
PBTAAA	18 December 2017	14 December 2022	0.11	13,850,000	12,100,000
PBTAI	1 February 2018	31 January 2023	0.08	700,000	-
			Total	25,300,000	25,216,490

Weighted average remaining contractual life of options outstanding at end of period				3.56 years	2.34 years

Risk free interest rate – This is the government bond rate (having a term that most closely resembles the expected life of the option) in effect at the grant date. The Australian government bond rate has been used for options which are exercisable for fully paid ordinary shares and the U.S. government bond rate has been used for options which are exercisable for ADRs.

Dividend yield – Alterity has never declared or paid dividends on its ordinary shares and does not anticipate paying any dividends in the foreseeable future.

Expected volatility – Alterity estimates expected volatility based on historical volatility over the estimated life of the option and other factors. Historical volatility has been the basis for determining expected share price volatility as it is assumed that this is indicative of future movements. The life of the options is based on historical exercise patterns, which may not eventuate in the future.

Expected life – This is the period of time that the options granted are expected to remain outstanding. This estimate is based primarily on historical trend of option holders to exercise their option near the date of expiry. As a result, the expected life is considered to equal the period from grant date to expiry date.

Model inputs –

The model inputs for the valuations of options approved and issued during the current and previous financial years are as follows:

		Exercise Price	Share Price at	Expected			Risk-free
		per Share	Grant Date	Share Price	Years to	Dividend	Interest
Series	Grant Date	A$	A$	Volatility	Expiry	Yield	Rate
PBTAY	August 5, 2013	0.66	0.38	62.00%	5.00	0%	3.05%
PBTAZ	October 2, 2013	0.66	0.41	61.00%	5.00	0%	3.24%
PBTAA	October 25, 2013	0.61	0.38	63.60%	5.00	0%	3.31%
PBTAD	November 4, 2013	0.73	0.44	68.80%	5.00	0%	3.46%
PBTAE	December 13, 2013	1.04	0.69	70.70%	5.00	0%	3.45%
PBTAF	February 7, 2014	1.12	1.18	58.50%	5.00	0%	3.44%
PBTAG	April 7, 2014	0.25	0.23	289.40%	4.00	0%	3.02%
PBTAB	October 3, 2014	0.34	0.22	130.50%	4.00	0%	2.71%
PBTAH	February 19, 2015	0.26	0.16	74.80%	5.00	0%	2.00%
PBTAR	May 27, 2015	0.27	0.17	69.40%	5.00	0%	2.25%
PBTAS	June 7, 2017	0.07	0.05	100.00%	5.00	0%	1.97%
PBTAAA	December 18, 2017	0.11	0.07	100%	5.00	0%	2.38%
PBTAI	February 1, 2018	0.08	0.06	100%	5.00	0%	2.24%

Information with respect to the number of shares issued under the 2004 ASX Plan as follows:

	Years Ended June 30,
	2019	2018	2017
	Number of Shares	Number of Shares	Number of Shares
Beginning of the year	13,277,715	13,277,715	13,277,715
Issued during the year	-	-	-

End of the financial year	13,277,715	13,277,715	13,277,715

No shares were granted during the year ended June 30, 2018, 2017 and 2016.